INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net loss carryforward	¥ 139,650	¥ 97,219
Deferred revenue	78,788	71,517
Deferred rent	8,763	2,968
Long-term assets	130,112	51,579
Bad debt provision	4,437	2,856
Accrual for customer loyalty program	37,298	30,267
Accrued payroll	14,155	3,588
Other accrued expenses	20,706	17,688
Share-based compensation	13,447	10,978
Others	1,425	2,379
Valuation allowance	(123,138)	(114,625)
Total deferred tax assets	325,643	176,414
Deferred tax liabilities:
Favorable lease, building and land use rights-fair value adjustment	398,761	67,167
Capitalized interest	2,929	3,519
Unrealized gain for investment	6,861	14,826
Others	13,539	10,817
Total deferred tax liabilities	¥ 422,090	¥ 96,329